Derivative Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
We use derivative instruments to manage risks. We have derivatives that are designated as hedging instruments and others that are not designated as hedging instruments. Any change in the fair value of the derivatives is recognized immediately in the Consolidated Statements of Operations.
The notional and fair values of our derivative instruments, including derivative instruments embedded in fixed index annuity contracts, presented in the Consolidated Balance Sheets are as follows:

	December 31, 2022		December 31, 2021
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivatives designated as hedging instruments
Assets
Derivative instruments
Interest rate swaps	$408,369	$32,769	$—	$—

Derivatives not designated as hedging instruments
Assets
Derivative instruments
Call options	$38,927,534	$397,789	$40,091,353	$1,276,574
Warrants	2,020	1,169	2,020	906
	$38,929,554	$398,958	$40,093,373	$1,277,480
Liabilities
Policy benefit reserves - annuity products
Fixed index annuities - embedded derivatives, net		$4,820,845		$7,964,961
Funds withheld for reinsurance liabilities
Reinsurance related embedded derivative		(441,864)		(2,362)
		$4,378,981		$7,962,599
Derivatives Designated as Hedging Instruments
We use interest rate swaps that are designated and accounted for as fair value hedges to protect a portfolio of fixed-rate fixed maturity securities against changes in fair value due to changes in interest rates. Our interest rate swap contracts allow us to pay a fixed rate and receive a floating rate utilizing the Secured Overnight Financing Rate at specified intervals based on a notional amount. Interest rate swaps are carried at fair value and presented as Derivative instruments on the Consolidated Balance Sheets.
For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the portion of the derivative instrument included in the assessment of hedge effectiveness and the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in the same line item in the Consolidated Statements of Operations. The change in unrealized gain or loss attributable to interest rate changes on the fixed maturity securities that are designated as part of the hedge are reclassified out of Accumulated other comprehensive income (loss) into Change in fair value of derivatives in the Consolidated Statements of Operations. The remaining change in unrealized gain or loss on the hedged item not associated with the risk being hedged is recognized as a component of Other comprehensive income.
The following represents the amortized cost and cumulative fair value hedging adjustments included in the hedged assets:

Line Item in the Consolidated Balance Sheets in Which Hedged Item is Included	Amortized Cost of Hedged Item		Cumulative Amount of Fair Value Basis Adjustment Gain (Loss)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(Dollars in thousands)
Fixed maturities, available for sale:
Current hedging relationships	$389,060	$—	$(39,128)	$—
Discontinued hedging relationships	1,594,736	—	(94,681)	—
The following represents a summary of the gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

	Derivative	Hedged Item	Net	Amount Excluded: Recognized in Income Immediately
(Dollars in thousands)
For the year ended December 31, 2022
Interest rate swaps	$215,587	$(249,168)	$(33,581)	$13,957

For the year ended December 31, 2021
Interest rate swaps	$—	$—	$—	$—

For the year ended December 31, 2020
Interest rate swaps	$—	$—	$—	$—
Derivatives Not Designated as Hedging Instruments
We have fixed index annuity products that guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. When fixed index annuity deposits are received, a portion of the deposit is used to purchase derivatives consisting of call options on the applicable market indices to fund the index credits due to fixed index annuity policyholders. Substantially all such call options are one year options purchased to match the funding requirements of the underlying policies. The call options are marked to fair value with the change in fair value included as a component of revenues. The change in fair value of derivatives includes the gains or losses recognized at the expiration of the option term and the changes in fair value for open positions. On the respective anniversary dates of the index policies, the index used to compute the index credit is reset and we purchase new call options to fund the next index credit. We manage the cost of these purchases through the terms of our fixed index annuities, which permit us to change caps, participation rates, and/or asset fees, subject to guaranteed minimums on each policy's anniversary date. By adjusting caps, participation rates, or asset fees, we can generally manage option costs except in cases where the contractual features would prevent further modifications.
The changes in fair value of derivatives not designated as hedging instruments included in the Consolidated Statements of Operations are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Change in fair value of derivatives:
Call options	$(1,118,768)	$1,347,925	$34,604
Warrants	264	810	—
Interest rate swaps	13,957	—	—
Interest rate caps	—	—	62
	$(1,104,547)	$1,348,735	$34,666
Change in fair value of embedded derivatives:
Fixed index annuities - embedded derivatives	$(1,913,096)	$(355,940)	$(1,286,787)
Reinsurance related embedded derivative	(439,502)	(2,362)	—
	$(2,352,598)	$(358,302)	$(1,286,787)
Derivative Exposure
We attempt to mitigate potential risk of loss due to the nonperformance of the counterparties through a regular monitoring process which evaluates the program's effectiveness. We do not purchase derivative instruments that would require payment or collateral to another institution and our derivative instruments do not contain counterparty credit-risk-related contingent features. We are exposed to risk of loss in the event of nonperformance by the counterparties and, accordingly, we purchase our derivative instruments from multiple counterparties and evaluate the creditworthiness of all counterparties prior to purchase of the contracts. All non-exchange traded derivative instruments have been purchased from nationally recognized financial institutions with a Standard and Poor's credit rating of A- or higher at the time of purchase and the maximum credit exposure to any single counterparty is subject to concentration limits. Both our call options and interest rate swaps fall under the same credit support agreements with each counterparty that allow us to request the counterparty to provide collateral to us when the fair value of our exposure to the counterparty exceeds specified amounts.
The notional amount and fair value of our call options and interest rate swaps by counterparty and each counterparty's current credit rating are as follows:

			December 31,
			2022		2021
Counterparty	Credit Rating (S&P)	Credit Rating (Moody's)	Notional Amount	Fair Value	Notional Amount	Fair Value
			(Dollars in thousands)
Bank of America	A+	Aa2	$3,574,125	$26,080	$3,556,256	$99,229
Barclays	A	A1	3,686,896	39,657	4,213,658	157,865
Canadian Imperial Bank of Commerce	A+	Aa2	2,707,734	34,218	3,956,329	141,540
Citibank, N.A.	A+	Aa3	3,748,162	29,873	3,190,833	115,860
Credit Suisse	A-	A3	2,086,470	20,691	3,716,868	113,295
J.P. Morgan	A+	Aa2	6,501,103	69,006	4,482,832	105,899
Morgan Stanley	A+	Aa3	2,957,389	38,470	2,223,743	47,950
Royal Bank of Canada	AA-	A2	4,378,132	58,026	3,567,972	100,472
Societe Generale	A	A1	2,099,081	17,157	2,548,072	86,494
Truist	A	A2	1,960,787	32,885	2,547,808	94,924
Wells Fargo	A+	Aa2	5,436,824	61,840	5,820,381	206,403
Exchange traded			199,200	2,655	266,601	6,643
			$39,335,903	$430,558	$40,091,353	$1,276,574
As of December 31, 2022 and 2021, we held $0.4 billion and $1.3 billion, respectively, of cash and cash equivalents and other investments from counterparties for derivative collateral, which is included in Other liabilities on our Consolidated Balance Sheets. This derivative collateral limits the maximum amount of economic loss due to credit risk that we would incur if the counterparties failed completely to perform according to the terms of the contracts to $3.3 million and $8.5 million at December 31, 2022 and 2021, respectively.
The future index credits on our fixed index annuities are treated as a "series of embedded derivatives" over the expected life of the applicable contract. We do not purchase call options to fund the index liabilities which may arise after the next policy anniversary date. We must value both the call options and the related forward embedded options in the policies at fair value.
We cede certain fixed index annuity product liabilities to third party reinsurers on a modified coinsurance basis which results in an embedded derivative. The obligation to pay the total return on the assets supporting liabilities associated with this reinsurance agreement represents a total return swap. The fair value of the total return swap is based on the unrealized gains and losses of the underlying assets held in the modified coinsurance portfolio. The reinsurance related embedded derivative is reported in Funds withheld for reinsurance liabilities on the Consolidated Balance Sheets and the change in the fair value of the embedded derivative is reported in Change in fair value of embedded derivatives on the Consolidated Statements of Operations. See Note 9 – Reinsurance and Policy Provisions for further discussion on these reinsurance agreements.